UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2001

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry 80
Form 13F Information Table Value $159556




Market
Investment

Name of Issuer
Class
Cusip
Value /1,000
Discretion
SOLE






Abbott Laboratories
COM
002824100
278
5800SOLE
5800
Abercrombie & Fitch
COM
002896207
2052
46100SOLE
46100
Ace Ltd Ord
COM

6070
155293SOLE
155293
Aes Corp Com
COM
00130H105
3797
88191SOLE
88191
Agilent Technologies
COM

884
27202SOLE
27202
American Express
COM
025816109
696
17929SOLE
17929
American Home Products
COM
026609107
3954
67650.81SOLE
67650.81
American Intl Group Inc.
COM
026874107
548
6444.51SOLE
6444.51
Amgen
COM
031162100
4418
72809SOLE
72809
AOL Time Warner, Inc.
COM
00184A105
1014
19138SOLE
19138
Apogent Technologies Inc
COM
03760A101
525
21350SOLE
21350
Applied Materials
COM
038222105
4317
87920SOLE
87920
AT&T Corp Liberty Media Group Cl A
COM
001957208
3444
196925SOLE
196925
AT&T Corp.
COM
001957109
532
24165.65SOLE
24165.65
Bankamerica Corp. New
COM
060505104
501
8341SOLE
8341
Baxter Int'l
COM
071813109
1510
29900SOLE
29900
Bristol Myers/Squibb
COM
110122108
757
14467SOLE
14467
Capital One Financial
COM
14040H105
1928
32050SOLE
32050
Cardinal Health Inc.
COM
14149Y108
1633
23669.75SOLE
23669.75
Caremark RX Inc
COM
141705103
263
15964SOLE
15964
Carnival Cruise Class A
COM
143658102
1108
36100SOLE
36100
Check Point Software
COM
M22465104
1387
27428SOLE
27428
Cisco Systems
COM
17275R102
1786
98130SOLE
98130
Citigroup
COM
172967101
3018
57109.08SOLE
57109.08
Concord Computing
COM
206197105
1563
30050SOLE
30050
Convergys Corp Com
COM
212405106
2624
86750SOLE
86750
Costco Wholesale Corporation
COM
22160K105
1814
44150SOLE
44150
Cryolife Inc.

228903100
295
7200SOLE
7200
Dial Corp.
COM
25247D101
916
64300SOLE
64300
Dime Bancorp Inc
COM
25429Q102
412
11050SOLE
11050
Dollar Gen Corp Com
COM
256669102
301
15447SOLE
15447
Elan Corp PLC ADR F
ADR
284131208
13649
223749SOLE
223749
EMC Corp - Mass
COM
268648102
2675
91470SOLE
91470
Emerson Electric
COM
291011104
295
4875SOLE
4875
Exelon Corp.
COM
30161n101
253
3950SOLE
3950
Exxon Mobil Corporation
COM
30231G102
721
8250SOLE
8250
General Electric
COM
3669604103
10566
216733.93SOLE
216733.93
Harcourt General Inc.
COM
41163G101
2803
48175SOLE
48175
Harrah's Entertainment
COM
413619107
1186
33600SOLE
33600
Health Management Cl A
COM
421933102
1685
80100SOLE
80100
Heller Financial Inc.
COM
423328103
2151
53775SOLE
53775
Home Depot
COM
437076102
3996
85850SOLE
85850
IBM
COM
459200101
363
3210SOLE
3210
Intel Corp
COM
458140100
9152
312880.96SOLE
312880.96
JDS Uniphase Corp Com
COM
46612J101
258
20649SOLE
20649
Johnson & Johnson
COM
478160104
1035
20704SOLE
20704
K-Mart Corp.
COM
482584109
2371
206750SOLE
206750
Lowes Companies
COM
548661107
2557
35250SOLE
35250
Marsh & Mclennan Companies
COM
571748102
474
4695SOLE
4695
MBNA Corporation
COM
55262L100
2142
64919SOLE
64919
Mcgraw Hill Co.
COM
580645109
905
13684.03SOLE
13684.03
Mellon Financial Corp.
COM
58551a108
391
8505SOLE
8505
Merck & Co.
COM
589331107
2788
43619.94SOLE
43619.94
Microsoft
COM
594918104
3167
43378SOLE
43378
Nokia Corp Adr 'A'
ADR
654902204
3746
168811SOLE
168811
Pfizer Inc.
COM
717081103
866
21624.34SOLE
21624.34
Pinnacle West Cap Corp.
COM
723484101
912
19250SOLE
19250
Royal Dutch
COM
780257804
923
15844SOLE
15844
Sabre Group
COM
785905100
1033
20650SOLE
20650
Safeway Inc.
COM
786514208
264
5500SOLE
5500
SBC Communications
COM
78387G103
530
13241SOLE
13241
Schering Plough
COM
806605101
283
7815SOLE
7815
Schlumberger Ltd
COM
806857108
2357
44775SOLE
44775
Stryker Corp.
COM
863667101
544
9925SOLE
9925
Sybron Dental Specialties
COM
871142105
373
18217SOLE
18217
Tenet Healthcare
COM
88033G100
3091
59900SOLE
59900
Total Fina SA Spon ADR
ADR
89151E109
284
4050SOLE
4050
Transocean Sedco Forex Inc.
COM

444
10770.36SOLE
10770.36
Tricon Global Restaurant
COM
895953107
467
10630SOLE
10630
Tyco International
COM
902124106
4747
87079SOLE
87079
United Parcel Service Cl B
COM
911312106
410
7100SOLE
7100
United Technologies
COM

6595
90025.75SOLE
90025.75
Univision Comm. Cl A
COM
914906102
5189
121304SOLE
121304
Utd Surg. Ptnrs Intl
COM
913016309
1003
41800SOLE
41800
Veritas
COM
923436109
393
5900SOLE
5900
Verizon Communications
COM
92343V104
304
5686SOLE
5686
Washington Mut Inc Com
COM
939322103
2358
62799SOLE
62799
Waste Management
COM
94106L109
891
28900SOLE
28900
Watson Pharmaceuticals
COM
942683103
376
6100SOLE
6100
Xilinx Inc.
COM
983919101
1245
30200SOLE
30200